Note 16 - Shareholders' Equity - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) - Options to Purchase Treasury Shares or To Subscribe New Shares [Member]
€ / shares in Units, € in Thousands
12 Months Ended
Dec. 31, 2017 EUR (€) € / shares shares
Outstanding options - Number (in shares) | shares	1,207,600
Outstanding options - Weighted average remaining contractual life (Year)	7 years 73 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.61
Outstanding options - Aggregate intrinsic value | €	€ 171,553	[1]
Exercisable options - Number (in shares) | shares	598,850	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.29	[2]
Exercisable options - Aggregate intrinsic value | €	€ 170,907	[2]
Exercise price, Lower range (in EUR per share)	€ 1.88
Exercise price, Upper range (in EUR per share)	€ 3.22
Range 1 [Member]
Outstanding options - Number (in shares) | shares	525,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 109 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.22
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares	131,250	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 322	[2]
Exercisable options - Aggregate intrinsic value | €		[2]
Range 2 [Member]
Outstanding options - Number (in shares) | shares	215,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 109 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.39
Outstanding options - Aggregate intrinsic value | €	€ 646	[1]
Exercisable options - Number (in shares) | shares		[2]
Exercisable options - Weighted average exercise price (in EUR per share)		[2]
Exercisable options - Aggregate intrinsic value | €		[2]
Range 3 [Member]
Outstanding options - Number (in shares) | shares	120,100
Outstanding options - Weighted average remaining contractual life (Year)	2 years 182 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.38
Outstanding options - Aggregate intrinsic value | €	€ 1,562	[1]
Exercisable options - Number (in shares) | shares	120,100	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.38	[2]
Exercisable options - Aggregate intrinsic value | €	€ 1,562	[2]
Range 4 [member]
Outstanding options - Number (in shares) | shares	297,500
Outstanding options - Weighted average remaining contractual life (Year)	5 years
Outstanding options - Weighted average exercise price (in EUR per share)	€ 1.91
Outstanding options - Aggregate intrinsic value | €	€ 143,694	[1]
Exercisable options - Number (in shares) | shares	2,975,000	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.91	[2]
Exercisable options - Aggregate intrinsic value | €	€ 143,694	[2]
Range 5 [Member]
Outstanding options - Number (in shares) | shares	50,000
Outstanding options - Weighted average remaining contractual life (Year)	2 years 182 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 1.88
Outstanding options - Aggregate intrinsic value | €	€ 25,650	[1]
Exercisable options - Number (in shares) | shares	50,000	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.88	[2]
Exercisable options - Aggregate intrinsic value | €	€ 25,650	[2]

[1]	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company's closing stock price of $2.87at December 31, 2017, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.
[2]	Fully vested options are all exercisable options